Disclosure - Deposits - Breakdown of security deposits and maintenance reserves (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of security deposits and maintenance reserves [Line Items]
Long-term and short-term deposits, not classified as cash and cash equivalents	R$ 3,392,662	R$ 2,293,495	R$ 2,539,561
Provision for loss	238,088	278,352
Current deposits	328,876	515,692
Security deposits and maintenance reserves excluding impairment loss [Member]
Disclosure of security deposits and maintenance reserves [Line Items]
Long-term and short-term deposits, not classified as cash and cash equivalents	3,630,750	2,571,847
Security deposits
Disclosure of security deposits and maintenance reserves [Line Items]
Long-term and short-term deposits, not classified as cash and cash equivalents	688,034	418,537	374,960
Current deposits	113,799	64,788
Security deposits | Security deposits and maintenance reserves excluding impairment loss [Member]
Disclosure of security deposits and maintenance reserves [Line Items]
Long-term and short-term deposits, not classified as cash and cash equivalents	688,034	418,537
Maintenance reserve deposits
Disclosure of security deposits and maintenance reserves [Line Items]
Long-term and short-term deposits, not classified as cash and cash equivalents	2,704,628	1,874,958	R$ 2,164,601
Current deposits	215,077	450,904
Maintenance reserve deposits | Security deposits and maintenance reserves excluding impairment loss [Member]
Disclosure of security deposits and maintenance reserves [Line Items]
Long-term and short-term deposits, not classified as cash and cash equivalents	R$ 2,942,716	R$ 2,153,310